B4 Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Schedule of Other Operating Income and Expenses

	2024	2023	2022
Other operating income
Gains on sales of intangible assets and PP&E	13	17	85
Gains on investments and sale of operations 1)	409	136	701
Other operating income 2)	2,807	841	445
Total	3,229	994	1,231

Other operating expenses
Losses on sales of intangible assets and PP&E	–21	–	–54
Losses on investments and sale of operations 1)	–554	–421	–445
Impairment of goodwill 3)	–1,260	–31,897	–
Other operating expenses 2)	–764	–541	–3,994
Total	–2,599	–32,859	–4,493

1)	Information about divestments is presented in note E2 “Business combinations.”
2)
2024 includes a gain of SEK 1.9 billion from the resolution of a commercial dispute. 2022 includes a provision of SEK –2.3 billion related to the DPA breach resolution with the US Department of Justice, including expenses for the extended monitorship, and by SEK –1.0 billion due to charges related to the divestment of IoT and other portfolio adjustments.

3)	2024 and 2023 includes an impairment of SEK –1.3 (–31.9) billion mainly related to the acquisition of Vonage. For more information about the impairment of goodwill, see note C1 “Intangible assets.”